Long-term Borrowings - Additional Information (Detail) - EUR (€) € in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	May 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Dec. 31, 2015
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt			€ 17,289	€ 17,439
Interest expense related to long-term borrowings			€ 423	€ 405	€ 405
Bottom of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate			3.00%	3.00%
Top of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate			12.00%	12.00%
Italian Financial Institution [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate basis	three-month Euribor (360)
Long-term debt interest rate spread	2.00%		0.055%
Long-term debt	€ 4,000
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2021 [member] | Bottom of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Cash receipt turnover percentage			60.00%
Earnings before interest, taxes, depreciation and amortization (EBITDA) percentage			4.50%
Debt Service Cover Ratio			1.35%
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2021 [member] | Top of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt to EBITDA			3.00%
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2021 [member] | Romanian Subsidiary [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount													€ 10,000
Long-term debt maturity			August 2023
Long-term debt interest rate basis			Six-month Euribor (360)
Long-term debt interest rate spread			2.50%
Mortgage loan			€ 16,628
Long-term debt			2,344
Long-term debt lump sum repayment			€ 1,944
Three-month Euribor (360) plus a 2.2% spread long-term debt with final payment due August 2022 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount											€ 1,000
Long-term debt maturity			August 2022	August 2022
Long-term debt interest rate basis			Three-month Euribor (360)	Three-month Euribor (360)
Long-term debt interest rate spread			2.20%	2.20%
Long-term debt				€ 139
Three-month Euribor (360) plus a 1.9% spread long-term debt with final payment due June 2023 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount												€ 2,000
Long-term debt maturity			June 2023	June 2023
Long-term debt interest rate basis			Three-month Euribor (360)	Three-month Euribor (360)
Long-term debt interest rate spread			1.90%	1.90%
Long-term debt			€ 0	€ 621
2.3% fixed long-term debt with final payment due January 2026 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount			€ 7,000
Long-term debt maturity			January 2026	January 2026
Long-term debt			€ 3,451	€ 4,518
Long-term debt interest rate			2.30%	2.30%
2.3% fixed long-term debt with final payment due January 2026 [member] | Matera [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Mortgage loan			€ 14,000
Six-months Euribor (360) plus a 2.75% spread long-term debt with final payment due December 2022 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt maturity			December 2022	December 2022
Long-term debt interest rate basis			Six-month Euribor (360)	Six-month Euribor (360)
Long-term debt interest rate spread			2.75%	2.75%
Long-term debt				€ 92
Six-months Euribor (360) plus a 2.75% spread long-term debt with final payment due December 2022 [member] | Romanian Subsidiary [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt										€ 206
0.21% fixed long-term debt with final payment due December 2030 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount									€ 4,181
Long-term debt maturity			December 2030	December 2030
Mortgage loan			€ 13,936
Long-term debt			€ 2,916	€ 2,963
Long-term debt interest rate			0.21%	0.21%
80% of six-months Euribor (360) plus a 0.95% spread long-term debt with final payment due January 2035 italian subsidiaries [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount									€ 435
Long-term debt maturity			January 2035
Long-term debt interest rate basis			Six-month Euribor (360)
Long-term debt interest rate spread			0.95%
Mortgage loan			€ 3,000
Long-term debt			€ 863
Long-term debt interest rate			80.00%
No interest rate long-term debt with final payment due September 2027 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt maturity			September 2027	September 2027
Long-term debt			€ 345	€ 395
Long-term debt interest rate			0.00%	0.00%
No interest rate long-term debt with final payment due September 2027 [member] | Swiss Subsidiary [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount								€ 378
Long-term debt			€ 345
Long-term debt interest rate			0.00%
11.76% Fixed long-term debt with final payment due October 2023 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt maturity			October 2023	October 2023
Long-term debt			€ 116	€ 216
Long-term debt interest rate			11.76%	11.76%
11.76% Fixed long-term debt with final payment due October 2023 [member] | Brazilian Subsidiary [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt			€ 116				€ 314
Long-term debt interest rate			11.76%
Six-month Euribor (360) plus a 2.75% spread long-term debt with final payment due March 2025
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt maturity			March 2025	March 2025
Long-term debt interest rate basis			Six-month Euribor (360)	Six-month Euribor (360)
Long-term debt			€ 3,215	€ 4,646
Long-term debt interest rate			2.75%	2.75%
Six-month Euribor (360) plus a 2.75% spread long-term debt with final payment due March 2025 | Romanian Subsidiary [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate basis			Six-month Euribor (360)
Long-term debt interest rate spread			2.75%
Long-term debt		€ 5,000		€ 3,215
Long-term debt state- guarantee percentage		90.00%
Three-month Euribor (360) plus 2.00% spread long-term debt with final payment due December 2027 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt maturity			December 2027	December 2027
Long-term debt interest rate basis			Three-month Euribor (360)	Three-month Euribor (360)
Long-term debt interest rate spread			2.00%	2.00%
Long-term debt	€ 4,000		€ 4,000
0.055 Fixed Long-Term Debt With Final Payment Due December 2025
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt maturity			December 2025	December 2025
Long-term debt			€ 38			€ 38
Long-term debt interest rate			0.055%	0.055%
Three-month Euribor (360) [Member] | Bottom of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate			0.68%
Three-month Euribor (360) [Member] | Top of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate			4.48%